SEGMENT REPORTING - Operating income from segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SEGMENT REPORTING
Total net revenues	¥ 49,288,095	$ 7,034,825	¥ 34,474,814	¥ 24,903,166
Depreciation and amortization expenses	(1,557,383)	(222,283)	(1,190,037)	(604,580)
Operating income	5,072,935	724,053	3,570,069	3,020,423
PRC Segment | Operating segment
SEGMENT REPORTING
Total net revenues	49,003,619	6,994,222	34,336,827	24,870,496
Depreciation and amortization expenses	(1,535,095)	(219,102)	(1,177,234)	(600,914)
Operating income	¥ 5,253,819	$ 749,870	¥ 3,501,834	¥ 3,078,018